SEGMENT REPORTING (Schedule of Revenue and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 234,636	$ 199,574	$ 175,628
Property and equipment, net	39,047	35,644	31,514
IL [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	116,391	101,273	88,556
Property and equipment, net	16,757	11,973	9,934
US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,537	8,697	7,811
Property and equipment, net	118	106	73
BR [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	89,455	70,982	58,403
Property and equipment, net	17,969	19,188	17,228
AR [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	15,211	14,772	17,324
Property and equipment, net	4,203	4,377	4,279
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 5,042	$ 3,850	$ 3,534